REAL ESTATE PROPERTY, NET (Tables)	12 Months Ended
Dec. 31, 2017
Real Estate [Abstract]
Schedule of Real Estate Properties
	Land	Building	Condominium units	Currency translation adjustment	Total
Cost:

At January 1, 2016	$33,874	$184,860	$19,974	$(8,966)	$229,742
Additions	-	1,969	481	(5,710)	(3,260)

At December 31, 2016	33,874	186,829	20,455	(14,676)	226,482
Additions	-	1,945	250	11,266	13,461

At December 31, 2017	33,874	188,774	20,705	(3,410)	239,943

Accumulated depreciation:

At January 1, 2016	-	13,878	1,326	(302)	14,902
Depreciation charge for the year	-	3,631	394	(135)	3,890

At December 31, 2016	-	17,509	1,720	(437)	18,792
Depreciation charge for the year	-	3,696	394	335	4,425

At December 31, 2017	-	21,205	2,114	(102)	23,217

Real estate property, net:

At December 31, 2017	33,874	167,569	18,591	(3,308)	216,726

At December 31, 2016	$33,874	$169,320	$18,735	$(14,239)	$207,690

Schedule of estimated depreciation expenses	Estimated depreciation expenses by years are as follows:
Year	Estimated depreciation expenses

2018	4,204
2019	4,202
2020	4,173
2021 and thereafter	168,617

$181,196